Invested Assets and Investment Income - Equity Method Accounted Invested Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Carrying value	$ 12,756	$ 10,733
% of total	100.00%	100.00%
Leveraged leases
Disclosure of financial assets [line items]
Carrying value	$ 4,300	$ 3,790
% of total	34.00%	35.00%
Infrastructure
Disclosure of financial assets [line items]
Carrying value	$ 4,848	$ 3,942
% of total	38.00%	37.00%
Timber and agriculture
Disclosure of financial assets [line items]
Carrying value	$ 837	$ 854
% of total	7.00%	8.00%
Real estate
Disclosure of financial assets [line items]
Carrying value	$ 2,098	$ 1,704
% of total	16.00%	16.00%
Other
Disclosure of financial assets [line items]
Carrying value	$ 673	$ 443
% of total	5.00%	4.00%